Loss Per Share (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure of earnings per share [text block] [Abstract]
Schedule of number of shares and loss used in the computation of loss per share
	Six months ended		Three months ended
	June 30, 2021
	Unaudited
	Weighted number of shares	Loss attributed to equity holders of the Company	Weighted number of shares	Loss attributed to equity holders of the Company

For the computation of basic loss	59,188,504	39,330	59,253,315	21,291
Effect of potential dilutive ordinary shares (Warrants)	536,572	5,810	83,318	3,525

For the computation of diluted loss	59,725,076	45,140	59,336,633	24,816